Accrued Expenses and Other Payables	12 Months Ended
Mar. 31, 2026
Accrued Expenses And Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

NOTE 13 — ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	March 31, 2026	March 31, 2025
Accrued expenses	$3,593,886	$534,987
Staff salaries and benefits payable	645,008	383,732
Value-added tax payable	2,595,187	1,941,066
Other taxes and surcharges payable	10,361	4,111
Total	$6,844,442	$2,863,896